Quarterly Report
September 30, 2024
Elfun Trusts

Elfun Trusts
Quarterly Report
September 30, 2024

Page
Schedule of Investments	1
Notes to Schedule of Investments	3

Elfun Trusts
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.8% †
Apparel Retail - 1.0%
Ross Stores, Inc.	287,500	$43,271,625
Application Software - 3.7%
Adobe, Inc. (a)	136,300	70,573,414
Salesforce, Inc.	249,249	68,221,944
Synopsys, Inc. (a)	44,900	22,736,911
		161,532,269
Biotechnology - 1.3%
Vertex Pharmaceuticals, Inc. (a)	117,142	54,480,401
Broadline Retail - 5.1%
Amazon.com, Inc. (a)	1,185,200	220,838,316
Construction Materials - 1.4%
Martin Marietta Materials, Inc.	110,300	59,368,975
Diversified Banks - 3.7%
Bank of America Corp.	895,100	35,517,568
JPMorgan Chase & Co.	589,421	124,285,312
		159,802,880
Electrical Components & Equipment - 2.5%
Eaton Corp. PLC	174,700	57,902,568
Emerson Electric Co.	463,900	50,736,743
		108,639,311
Environmental & Facilities Services - 1.4%
Waste Management, Inc.	301,100	62,508,360
Financial Exchanges & Data - 1.7%
S&P Global, Inc.	139,000	71,810,180
Healthcare Equipment - 2.9%
Abbott Laboratories	419,700	47,849,997
Becton Dickinson & Co.	325,800	78,550,380
		126,400,377
Home Improvement Retail - 2.2%
Home Depot, Inc.	235,200	95,303,040
Industrial Gases - 1.5%
Linde PLC	139,200	66,378,912
Industrial Machinery & Supplies & Components - 2.0%
Parker-Hannifin Corp.	135,600	85,674,792
Integrated Oil & Gas - 2.1%
Exxon Mobil Corp.	794,537	93,135,627
Interactive Media & Services - 10.0%
Alphabet, Inc., Class A	547,700	90,836,045
Alphabet, Inc., Class C	883,400	147,695,646
Meta Platforms, Inc., Class A	338,892	193,995,336
		432,527,027
Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc.	120,000	74,228,400
Managed Healthcare - 2.2%
UnitedHealth Group, Inc.	167,156	97,732,770
Multi-Utilities - 1.7%
CMS Energy Corp.	1,075,500	75,962,565
	Number of Shares	Fair Value
Oil & Gas Exploration & Production - 1.3%
ConocoPhillips	540,300	$56,882,784
Other Specialty Retail - 1.2%
Ulta Beauty, Inc. (a)	131,500	51,169,280
Packaged Foods & Meats - 1.2%
Mondelez International, Inc., Class A	704,983	51,936,098
Personal Care Products - 1.8%
Kenvue, Inc.	3,329,486	77,011,011
Pharmaceuticals - 4.6%
Johnson & Johnson	668,328	108,309,236
Merck & Co., Inc.	801,976	91,072,394
		199,381,630
Property & Casualty Insurance - 1.7%
Chubb Ltd.	258,400	74,519,976
Semiconductor Materials & Equipment - 2.2%
Applied Materials, Inc.	254,200	51,361,110
ASML Holding NV	50,500	42,079,125
		93,440,235
Semiconductors - 12.1%
Broadcom, Inc.	667,500	115,143,750
NVIDIA Corp.	2,892,300	351,240,912
ON Semiconductor Corp. (a)	845,300	61,377,233
		527,761,895
Systems Software - 9.3%
Microsoft Corp.	835,135	359,358,591
ServiceNow, Inc. (a)	47,900	42,841,281
		402,199,872
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	1,181,000	275,173,000
Telecom Tower REITs - 2.0%
American Tower Corp.	381,529	88,728,384
Trading Companies & Distributors - 2.0%
United Rentals, Inc.	108,767	88,071,903
Transaction & Payment Processing Services - 3.9%
Mastercard, Inc., Class A	152,600	75,353,880
Visa, Inc., Class A	335,600	92,273,220
		167,627,100
Water Utilities - 1.1%
American Water Works Co., Inc.	336,600	49,224,384
Total Common Stock (Cost $1,777,824,976)		4,292,723,379
Short-Term Investments - 1.2%
State Street Institutional Treasury Money Market Fund - Premier Class 4.96% (b)(c)	27,072,812	27,072,812

See Notes to Schedule of Investments.
Elfun Trusts	1

Elfun Trusts
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.98% (b)(c)	23,548,885	$23,548,885
Total Short-Term Investments (Cost $50,621,697)		50,621,697
Total Investments (Cost $1,828,446,673)		4,343,345,076
Other Assets and Liabilities, net - 0.0%*		230,122
NET ASSETS - 100.0%		$4,343,575,198
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2024.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$4,292,723,379	$—	$—	$4,292,723,379
Short-Term Investments	50,621,697	—	—	50,621,697
Total Investments in Securities	$4,343,345,076	$—	$—	$4,343,345,076

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	24,256,056	$24,256,056	$211,386,279	$208,569,523	$—	$—	27,072,812	$27,072,812	$1,238,039
State Street Institutional U.S. Government Money Market Fund - Class G Shares	21,957,027	21,957,027	210,161,380	208,569,522	—	—	23,548,885	23,548,885	1,134,527
TOTAL		$46,213,083	$421,547,659	$417,139,045	$—	$—		$50,621,697	$2,372,566
See Notes to Schedule of Investments.
2	Elfun Trusts

Elfun Trusts
Notes to Schedule of Investments
September 30, 2024 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2024 is disclosed in the Fund’s Schedule of Investments.
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